Revenues	12 Months Ended
Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Revenues
4. REVENUES
The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Public cloud services recognized over time	2,110,513	3,458,843	5,166,851	791,855

Enterprise cloud services:
Solutions recognized at a point in time	94,369	485,991	1,368,544	209,739
Maintenance recognized over time	—	317	4,145	635

	94,369	486,308	1,372,689	210,374

Others:
Others recognized at a point in time	13,290	11,202	36,611	5,611
Others recognized over time	—	—	1,156	177

	13,290	11,202	37,767	5,788

	2,218,172	3,956,353	6,577,307	1,008,017

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2020 are related to enterprise cloud services and others, which are as follows:

	RMB	US$
Within one year	8,582	1,315
More than one year	4,576	701

Total	13,158	2,016

Contract Balances
Contract liabilities relate to contracts where the Group received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer.

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue recognized from amounts included in contract liabilities at the beginning of the period	19,312	22,782	37,550	5,755